CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended									6 Months Ended			9 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net (loss) / income	$ (284,183)	$ 203,516	$ 160,812	$ 213,268	$ 82,776	$ 148,337	$ 153,901	$ 108,045	$ 108,877	$ 364,328	$ 231,113	$ 216,922	$ 80,145	$ 444,381	$ 370,823
Other comprehensive income, net of tax:
Currency translation adjustment	(18,181)	104,428	59,158	69,695	(8,985)	(32,040)	(38,648)	(10,638)	15,500	163,586	(41,025)	4,862	145,405	28,670	(33,786)
Movement on cash flow hedge	0	0	(2,420)	(198)	(4,112)	9,084	4,986	14,006	(3,858)	(2,420)	4,972	10,148	(2,420)	4,774	15,134
Total comprehensive income	(302,364)	307,944	217,550	282,765	69,679	125,381	120,239	111,413	120,519	525,494	195,060	231,932	223,130	477,825	352,171
As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net (loss) / income	2,355	182,972	154,151	197,128	146,910	187,438	163,665	115,598	116,654	337,123	334,348	232,252	339,478	531,476	395,917
Other comprehensive income, net of tax:
Currency translation adjustment	(18,181)	104,428	59,158	69,695	(8,985)	(32,040)				163,586	(41,025)	4,862	145,405	28,670	(33,786)
Movement on cash flow hedge	0	0	(2,420)	(198)	(4,112)	9,084				(2,420)	4,972	10,148	(2,420)	4,774	15,134
Total comprehensive income	(15,826)	287,400	210,889	266,625	133,813	164,482	130,003	118,966	128,296	498,289	298,295	247,262	482,463	564,920	377,265
Adjustments
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net (loss) / income	(286,538)	20,544	6,661	16,140	(64,134)	(39,101)	(9,764)	(7,553)	(7,777)	27,205	(103,235)	(15,330)	(259,333)	(87,095)	(25,094)
Other comprehensive income, net of tax:
Currency translation adjustment	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Movement on cash flow hedge	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Total comprehensive income	$ (286,538)	$ 20,544	$ 6,661	$ 16,140	$ (64,134)	$ (39,101)	$ (9,764)	$ (7,553)	$ (7,777)	$ 27,205	$ (103,235)	$ (15,330)	$ (259,333)	$ (87,095)	$ (25,094)